Cash and Cash Equivalents and Restricted Cash - Schedule of Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CashAndCashEquivalentLineItems [Line Items]
Total		$ 67,158	$ 7,196	$ 7,509
Business and Savings Accounts [Member]
CashAndCashEquivalentLineItems [Line Items]
Total	[1]	62,830	7,196
Guaranteed Investment Certificates [Member]
CashAndCashEquivalentLineItems [Line Items]
Total		$ 4,328

[1]	$47,149 of this amount relates to the Non-refundable Early Option Price Installment of US$37,500 received which is to be used solely for progressing permitting at the Pebble Project (note 3).